Financial risk management (Details 2) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Fair value Asset Position (Liability)
Open derivatives transactions	$ (22)	$ (101)
Closed derivatives transactions awaiting financial settlement	1	1
Recognized in Statements of Financial Position	(21)	(100)
Other assets (note 16)	73	29
Other liabilities (note 16)	$ (94)	$ (129)